Deposits	12 Months Ended
Dec. 31, 2023
Deposits:
Deposits

(6) Deposits

The composition of deposits at December 31, 2023 and 2022 is as follows:

(Dollars in thousands)
	December 31, 2023		December 31, 2022
		Percentage		Percentage
	Amount	of Total	Amount	of Total
Noninterest-bearing demand	$432,687	31%	$523,088	36%
Interest-bearing demand, MMDA & savings	620,244	44%	814,128	57%
Time, $250,000 and over	151,154	11%	31,001	2%
Other time	187,960	14%	66,998	5%
Total	$1,392,045	100%	$1,435,215	100%

At December 31, 2023, the scheduled maturities of time deposits are as follows:

	Time Deposits	Other
(Dollars in thousands)	$250,000 and over	Time Deposits

2024	$140,142	$177,173
2025	9,436	$8,509
2026	1,050	$2,806
2027	252	$857
2028	274	$865
Thereafter	-	-
Total	$151,154	$190,210

At December 31, 2023 and 2022, the Bank had $8.1 million in time deposits purchased through third party brokers.